Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per Share
Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Numerator:
Net loss attributable to ordinary shareholders	(1,103,380)	(570,635)	(84,045)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	7,184,086	126,758,926	126,758,926
Net loss per share—basic and diluted	(153.59)	(4.50)	(0.66)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Nine Months Ended September 30,
	2019	2020
Convertible preferred shares	95,222,315	5,593,305
Restricted shares	1,179,634	—
Restricted share units	—	1,071,194
Stock options	11,445,457	17,321,232